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February 5, 2021

Virtus Opportunities Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:        Virtus Opportunities Trust

1933 Act/Rule 497(j)

File Nos. 033-65137 and 811-07455

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statements of Additional Information for Virtus Opportunities Trust and Virtus FORT Trend Fund that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on January 25, 2021 and effective on February 1, 2021.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ralph Summa

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